Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,416,000
Previously Paid Amount	0.00
Total Fee Amount	1,300.35
Total Offset Amount	0.00
Net Fee	1,300.35
Narrative - Max Aggregate Offering Price	$ 9,416,000
Final Prospectus	true